Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Cost
The table below presents certain information related to the Company’s lease costs:

	Six Months Ended June 30,
	2026	2025
Operating lease expense	$565	$766
Short-term lease expense	105	102
Total lease cost	$670	$868